1
Gabelli Enterprise Mergers and Acquisitions Fund
Schedule of Investments — December 31, 2025 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 99.4%
Aerospace and Defense  — 0.2%
1,200 Ducommun Inc.† ..................................... $ 114,156
Automotive  — 1.2%
20,000 Iveco Group NV ........................................ 441,288
25,000 Pinewood Technologies Group plc† ........... 120,641
1,000 REV Group Inc. ........................................ 60,810
622,739
Broadcasting  — 3.3%
33,000 Sinclair Inc. .............................................. 504,900
63,000 TEGNA Inc. .............................................. 1,222,830
1,727,730
Building and Construction  — 5.2%
800 Carrier Global Corp. .................................. 42,272
2,000 Champion Homes Inc.† ............................ 169,000
2,400 Lennar Corp., Cl. B ................................... 228,288
11,510 Nobility Homes Inc. .................................. 289,937
7,000 Vulcan Materials Co. ................................. 1,996,540
2,726,037
Business Services  — 2.2%
290,000 Clear Channel Outdoor Holdings Inc.† ....... 640,900
66,000 Dawson Geophysical Co.† ........................ 102,960
2,000 Eventbrite Inc., Cl. A† ............................... 8,900
2,000 Ework Group AB ....................................... 20,833
20,000 SEMrush Holdings Inc., Cl. A† .................. 237,800
4,000 TIC Solutions Inc.† ................................... 40,440
10,000 Yext Inc.† ................................................. 80,600
1,132,433
Cable and Satellite  — 0.6%
3,500 Liberty Broadband Corp., Cl. A† ................ 168,980
3,500 Liberty Broadband Corp., Cl. C† ................ 170,100
339,080
Communications  — 0.0%
300 Omnicom Group Inc. ................................ 24,225
Communications Equipment  — 0.2%
2,000 Digi International Inc.† ............................. 86,580
Computer Software and Services  — 4.6%
50,000 Confluent Inc., Cl. A† ................................ 1,512,000
1,500 CSG Systems International Inc. ................. 115,035
1,000 Datagroup SE ........................................... 82,382
1,500 Jamf Holding Corp.† ................................ 19,515
6,000 Playtech plc ............................................. 22,929
300 PSI Software SE† ..................................... 15,865
200 Rockwell Automation Inc. ......................... 77,814
6,000 Sapiens International Corp. NV ................. 261,000
30,000 Stratasys Ltd.† ......................................... 260,400
2,000 Synchronoss Technologies Inc.† ............... 17,120
2,384,060
Shares
Market
Value
Consumer Products  — 1.8%
4,500 Bang & Olufsen A/S† ................................ $ 9,629
6,500 Capri Holdings Ltd.† ................................. 158,600
816 Gildan Activewear Inc. .............................. 50,968
5,000 iRobot Corp.† ........................................... 550
6,000 Nilfisk Holding A/S† ................................. 131,033
14,000 Sealed Air Corp. ....................................... 580,020
930,800
Containers and Packaging  — 0.1%
10,000 Ardagh Metal Packaging SA ...................... 41,000
Diversified Industrial  — 10.1%
2,500 Chart Industries Inc.† ............................... 515,575
400 Crawford United Corp.† ............................ 32,484
3,000 Dayforce Inc.† .......................................... 207,480
2,000 Gulf Island Fabrication Inc.† ..................... 23,940
300 Herc Holdings Inc. .................................... 44,514
5,000 Hexcel Corp. ............................................ 369,500
35,000 Hillenbrand Inc. ........................................ 1,110,200
107,500 Myers Industries Inc.(a) ........................... 2,012,400
550,000 Schmitt Industries Inc.†(b) ....................... 9,735
3,000 Target Hospitality Corp.† .......................... 24,030
45,000 Tredegar Corp.† ....................................... 323,100
44,000 Velan Inc. ................................................. 597,865
5,270,823
Electronics  — 0.3%
1,000 Bel Fuse Inc., Cl. A ................................... 151,800
Energy and Utilities  — 15.0%
4,200 Alerion Cleanpower SpA ........................... 91,017
48,000 Algonquin Power & Utilities Corp. ............. 295,200
125,000 Alvopetro Energy Ltd. ............................... 636,589
17,000 Avista Corp. ............................................. 655,180
287 California Resources Corp. ....................... 12,832
2,500 DMC Global Inc.† ..................................... 16,725
32,000 Endesa SA ................................................ 1,151,884
12,500 Energy Transfer LP ................................... 206,125
1,000 Essential Utilities Inc. ............................... 38,360
160,000 Gulf Coast Ultra Deep Royalty Trust† ......... 4,720
2,500 KLX Energy Services Holdings Inc.† .......... 4,725
2,000 National Fuel Gas Co. ................................ 160,120
7,700 Northwestern Energy Group Inc. ............... 496,958
8,200 ONEOK Inc. .............................................. 602,700
12,000 Portland General Electric Co. ..................... 575,880
16,000 Severn Trent plc ....................................... 601,509
13,965 SLB Ltd. ................................................... 535,977
2,000 Southwest Gas Holdings Inc. .................... 160,040
1,081 Sunococorp LLC† ..................................... 53,271
18,500 TXNM Energy Inc. .................................... 1,089,280
9,000 UGI Corp. ................................................. 336,870
3,000 Western Midstream Partners LP ............... 118,500
7,844,462

Gabelli Enterprise Mergers and Acquisitions Fund
Schedule of Investments (Continued) — December 31, 2025 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Entertainment  — 11.1%
22,000 Atlanta Braves Holdings Inc., Cl. A† .......... $ 934,780
7,500 Atlanta Braves Holdings Inc., Cl. C† .......... 295,875
1,000 Electronic Arts Inc. ................................... 204,330
1,500 Endeavor Group Holdings Inc., Cl. A† ........ 41,250
42,000 Fox Corp., Cl. B(a) .................................... 2,727,060
400 Grindr Inc.† .............................................. 5,416
120,000 IMAX China Holding Inc.† ......................... 125,663
128 Liberty Live Holdings Inc., Cl. A† .............. 10,432
128 Liberty Live Holdings Inc., Cl. C† .............. 10,645
3,000 Liberty Media Corp.-Liberty Formula One,
Cl. A† ................................................... 268,140
3,000 Liberty Media Corp.-Liberty Formula One,
Cl. C† ................................................... 295,530
18,000 Manchester United plc, Cl. A† ................... 286,560
21,000 Warner Bros Discovery Inc.† .................... 605,220
5,810,901
Equipment and Supplies  — 0.1%
1,182 HNI Corp. ................................................. 49,691
Financial Services  — 6.6%
4,000 Air Lease Corp. ......................................... 256,920
4,000 Aspen Insurance Holdings Ltd., Cl. A† ....... 148,400
800 Brookfield Asset Management Ltd., Cl. A ... 41,912
4,500 Brookfield Corp. ....................................... 206,505
19,500 Cadence Bank .......................................... 835,380
6,000 Cantaloupe Inc.† ...................................... 63,720
1,000 Clearwater Analytics Holdings Inc., Cl. A† . 24,120
200 Core Scientific Inc.† ................................. 2,912
1,000 Dogwood State Bank† .............................. 23,330
2,000 First Bank ................................................. 32,920
10,000 First Horizon Corp. ................................... 239,000
7,000 Forge Global Holdings Inc.† ...................... 311,920
2,000 Guardian Capital Group Ltd. ...................... 98,306
14,000 International Money Express Inc.† ............ 215,040
26,000 Navient Corp. ........................................... 338,000
7,684 Shore Bancshares Inc. .............................. 135,853
1,500 SouthState Bank Corp. .............................. 141,165
6,200 Synovus Financial Corp. ........................... 310,310
3,425,713
Food and Beverage  — 1.2%
3,000 Flowers Foods Inc. ................................... 32,640
9,900 GrainCorp Ltd., Cl. A ................................. 47,436
11,000 JDE Peet's NV .......................................... 411,861
5,000 TreeHouse Foods Inc.† ............................. 117,950
609,887
Health Care  — 8.7%
1,200 Amicus Therapeutics Inc.† ........................ 17,088
4,000 Astria Therapeutics Inc.† .......................... 52,360
1,000 Avadel Pharmaceuticals plc† ..................... 21,550
Shares
Market
Value
2,700 Avidity Biosciences Inc.† .......................... $ 194,751
1,200 Bio-Rad Laboratories Inc., Cl. A† .............. 363,588
4,000 Cidara Therapeutics Inc.† ......................... 883,560
4,000 Cross Country Healthcare Inc.† ................. 32,400
7,000 Dynavax Technologies Corp.† ................... 107,660
2,000 Exact Sciences Corp.† .............................. 203,120
2,000 Globus Medical Inc., Cl. A† ....................... 174,620
7,000 Grifols SA, ADR ........................................ 65,450
3,000 Hologic Inc.† ............................................ 223,470
100 ICU Medical Inc.† ..................................... 14,267
2,200 Idorsia Ltd.† ............................................ 11,818
1,000 Illumina Inc.† ........................................... 131,160
500 Kenvue Inc. .............................................. 8,625
24,000 LENSAR Inc.† .......................................... 279,120
2,000 Mersana Therapeutics Inc.† ...................... 57,860
40,000 Perrigo Co. plc ......................................... 556,800
5,658 QIAGEN NV .............................................. 254,440
3,000 QuidelOrtho Corp.† ................................... 85,680
6,000 STAAR Surgical Co.† ................................ 138,540
10,000 Surgery Partners Inc.† ............................. 154,500
1,000 TherapeuticsMD Inc.† .............................. 1,630
40,000 Viatris Inc. ............................................... 498,000
4,532,057
Hotels and Gaming  — 0.6%
3,000 Golden Entertainment Inc. ........................ 81,570
2,400 Ryman Hospitality Properties Inc., REIT .... 227,088
308,658
Machinery  — 1.3%
25,000 CFT SpA†(c) ............................................. 135,148
44,000 CNH Industrial NV .................................... 405,680
4,500 Valmet Oyj ............................................... 149,821
690,649
Materials  — 1.2%
7,000 Rogers Corp.† .......................................... 640,990
Media  — 0.1%
12,000 The E.W. Scripps Co., Cl. A† ..................... 47,880
Metals and Mining  — 5.9%
34,000 Alamos Gold Inc., Cl. A ............................. 1,311,720
3,000 Kinross Gold Corp. ................................... 84,500
4,000 Newmont Corp. ........................................ 399,400
2,500 Orogen Royalties Inc.† ............................. 4,717
10,000 Pan American Silver Corp. ........................ 518,451
20,000 Probe Gold Inc.† ...................................... 53,477
3,125 Royal Gold Inc. ......................................... 694,656
290 Triple Flag Precious Metals Corp. .............. 9,637
3,076,558
Publishing  — 0.2%
22,000 Lee Enterprises Inc.† ................................ 105,380

Gabelli Enterprise Mergers and Acquisitions Fund
Schedule of Investments (Continued) — December 31, 2025 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Real Estate  — 1.7%
16,500 Alexander & Baldwin Inc., REIT ................. $ 340,560
40,000 City Office REIT Inc. ................................. 279,600
4,000 Corem Property Group AB, Cl. B ............... 1,888
600 Millrose Properties Inc., REIT ................... 17,922
12,000 Plymouth Industrial REIT Inc. ................... 262,560
24,000 Trinity Place Holdings Inc.†(c) .................. 0
902,530
Retail  — 3.2%
8,000 Albertsons Companies Inc., Cl. A .............. 137,360
10,000 Bapcor Ltd. .............................................. 13,814
10,000 Denny's Corp.† ........................................ 62,200
9,000 Macy's Inc. .............................................. 198,450
10,000 Skechers USA Inc., Cl. A† ......................... 162,600
130,000 Sportsman's Warehouse Holdings Inc.† .... 189,800
24,000 Village Super Market Inc., Cl. A ................. 849,480
12,400 Yamada Holdings Co. Ltd. ......................... 41,125
1,654,829
Specialty Chemicals  — 0.3%
8,200 Mativ Holdings Inc. .................................. 99,630
13,500 SGL Carbon SE† ....................................... 49,658
149,288
Telecommunications  — 7.4%
5,000 Frontier Communications Parent Inc.† ...... 190,350
200,000 Koninklijke KPN NV .................................. 934,519
50,000 Liberty Global Ltd., Cl. A† ......................... 557,000
20,000 Liberty Latin America Ltd., Cl. A† .............. 147,800
12,000 Liberty Latin America Ltd., Cl. C† .............. 89,520
7,000 Orange Belgium SA† ................................ 158,770
11,000 Parrot SA† ............................................... 95,661
664 QUALCOMM Inc. ...................................... 113,577
2,000 Rogers Communications Inc., Cl. B ........... 75,460
5,800 Sunrise Communications AG, Cl. A ........... 310,612
135,000 Telefonica Deutschland Holding AG† ......... 324,444
30,500 Telesat Corp.† .......................................... 887,550
3,885,263
Transportation  — 0.2%
11,609 Cool Co. Ltd. ............................................ 112,027
Wireless Communications  — 4.8%
13,500 Array Digital Infrastructure Inc. ................. 723,870
23,400 Millicom International Cellular SA ............. 1,297,296
380,321 NII Holdings Inc., Escrow† ....................... 133,112
8,000 Telephone and Data Systems Inc. .............. 328,000
2,482,278
TOTAL COMMON STOCKS .................. 51,880,504
Shares
Market
Value
CLOSED-END FUNDS  — 0.1%
30,000 Altaba Inc., Escrow† ................................. $ 40,500
RIGHTS  — 0.7%
Computer Software and Services  — 0.0%
4,000 Gen Digital Inc., CVR† .............................. 17,640
Consumer Products  — 0.0%
2,000 Monogram Technologies Inc., CVR† ......... 3,500
Health Care  — 0.3%
5,000 89bio Inc., CVR† ...................................... 1,500
6,700 ABIOMED Inc., CVR† ................................ 10,720
52,000 Adamas Pharmaceuticals Inc., CVR† ......... 650
52,000 Adamas Pharmaceuticals Inc., CVR† ......... 650
8,000 Akero Therapeutics Inc., CVR† .................. 4,000
20,000 Akouos Inc., CVR† ................................... 10,000
4,000 Albireo Pharma Inc., CVR† ....................... 9,000
13,000 Ambit Biosciences Corp., CVR†(c) ............ 0
7,000 Blueprint Medicines Corp., CVR† .............. 2,800
50,000 Checkpoint Therapeutics Inc., CVR† .......... 5,000
56,000 Chinook Therapeutics Inc., CVR† .............. 11,200
28,000 Epizyme Inc., CVR† .................................. 560
5,000 Flexion Therapeutics Inc., CVR† ................ 500
12,000 Fusion Pharmaceuticals Inc., CVR† ........... 6,000
30,000 Gracell Biotechnologies Inc., CVR† ........... 1,200
30,000 Icosavax Inc., CVR† ................................. 9,000
75,000 Innocoll, CVR†(c) ..................................... 0
2,000 Landos Biopharma Inc., CVR†(c) .............. 5,020
4,800 Metsera Inc., CVR† ................................... 21,600
15,000 Mirati Therapeutics Inc., CVR† .................. 7,500
3,000 Opiant Pharmaceuticals Inc., CVR† ........... 1,500
6,000 Paragon 28 Inc., CVR† ............................. 300
100,000 Paratek Pharmaceuticals Inc., CVR† .......... 2,000
4,500 Poseida Therapeutics Inc., CVR† .............. 2,250
2,000 Prevail Therapeutics Inc., CVR† ................ 400
20,000 Regulus Therapeutics Inc, CVR† ............... 20,000
5,000 Sage Therapeutics Inc., CVR† ................... 1,750
14,000 scPharmaceuticals Inc., CVR† .................. 4,200
500 Sigilon Therapeutics Inc., CVR†(c) ............ 3,775
17,000 Verve Therapeutics Inc., CVR† .................. 8,500
65,000 Vigil Neuroscience Inc., CVR† ................... 3,250
154,825
Materials  — 0.0%
17,500 Resolute Forest Products Inc., CVR† ......... 26,250
Metals and Mining  — 0.4%
10,000 Kinross Gold Corp., CVR†(c) .................... 0
400,000 Pan American Silver Corp., CVR† .............. 198,000
198,000
TOTAL RIGHTS ............................... 400,215

Gabelli Enterprise Mergers and Acquisitions Fund
Schedule of Investments (Continued) — December 31, 2025 (Unaudited)
Principal
Amount
Market
Value
U.S. GOVERNMENT OBLIGATIONS  — 1.2%
$ 630,000 U.S. Treasury Bills,
3.509% to 3.570%††,
01/27/26 to 03/12/26 ............................ $ 626,219
TOTAL INVESTMENTS BEFORE
SECURITIES SOLD SHORT — 101.4%
(Cost $41,407,052) ............................... $ 52,947,438
Shares
Market
Value
SECURITIES SOLD SHORT — (1.7)%
Business Services — (0.0)%
300 Gildan Activewear Inc. ..................... $ 18,738
Communications — (0.1)%
300 Omnicom Group Inc. ....................... 24,225
Electronics — (0.3)%
1,000 Bel Fuse Inc., Cl. B ......................... 169,630
Energy and Utilities — (0.0)%
140 California Resources Corp. ................. 6,260
Metals and Mining — (1.3)%
3,125 Royal Gold Inc. ............................ 694,656
TOTAL SECURITIES SOLD SHORT
(Proceeds received $713,706)(d) ....... $ 913,509
(a) Securities, or a portion thereof, with a value of $3,317,940 were deposited with the broker as collateral for securities sold short.
(b) Security considered an affiliated holding because the Fund owns at least
5% of its outstanding shares.
(c) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d) At December 31, 2025, these proceeds are being held at Pershing LLC.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
CVR Contingent Value Right
REIT Real Estate Investment Trust